Non-Controlling Interest in Subsidiaries	12 Months Ended
Dec. 31, 2025
Non-Controlling Interest in Subsidiaries [Abstract]
Non-Controlling Interest in Subsidiaries
30. NON-CONTROLLING INTEREST IN SUBSIDIARIES
As at December 31 December 31
millions of dollars
2025 2024
Preferred shares of GBPC
$
14 $
14
Preferred shares of GBPC
Authorized:
10,000
non-voting cumulative redeemable variable perpetual
preferred shares.
2025 2024
Issued and outstanding:
number of
shares
millions of
dollars
number of
shares
millions of
dollars
Outstanding as at December 31 10,000 $
14 10,000 $
14
GBPC Non–Voting
Cumulative Variable
Perpetual Preferred Stock
The preferred shares are redeemable by GBPC after June 17, 2021 , at $ 1,000
Bahamian per share plus
accrued and unpaid dividends and are entitled to a 6.0 per cent per annum fixed cumulative preferential dividend to be paid semi-annually
.
The Preferred Shares rank behind GBPC’s current
and future secured and unsecured debt and ahead of
all of GBPC’s current and future common stock.